Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Retained Earnings	Other	Total
Balance at beginning at Dec. 31, 2022	$ 1,250,194	$ 63,670	$ 4,615	$ 1,318,479
Balance at beginning (in shares) at Dec. 31, 2022	155,685,593
Shares issued to Maverix shareholders	$ 491,111			491,111
Shares issued to Maverix shareholders (in shares)	45,097,390
Issuance of shares from exercise of stock options	$ 493			493
Issuance of shares from exercise of stock options (in shares)	256,799
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (7,312)	(5,763)	(1,300)	(14,375)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(911,646)
Stock-based compensation granted to Maverix employees			6,709	6,709
Stock-based compensation expense			1,788	1,788
Net earnings (loss)		32,568		32,568
Dividends		(20,142)		(20,142)
Warrants issued to Maverix shareholders			7,938	7,938
Issuance of shares from exercise of warrants	$ 24,336		(7,938)	16,398
Issuance of shares from exercise of warrants (In shares)	1,800,000
Balance at ending at Jun. 30, 2023	$ 1,758,822	70,333	11,812	1,840,967
Balance at ending (in shares) at Jun. 30, 2023	201,928,136
Balance at beginning at Dec. 31, 2022	$ 1,250,194	63,670	4,615	1,318,479
Balance at beginning (in shares) at Dec. 31, 2022	155,685,593
Issuance of shares from exercise of stock options	$ 442
Issuance of shares from exercise of stock options (in shares)	256,799
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (16,903)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(1,485,820)
Issuance of shares from exercise of warrants	$ 24,336
Issuance of shares from exercise of warrants (In shares)	1,800,000
Balance at ending at Dec. 31, 2023	$ 1,749,180	46,831	14,730	1,810,741
Balance at ending (in shares) at Dec. 31, 2023	201,353,962
Issuance of shares from exercise of stock options	$ (199)			(199)
Issuance of shares from exercise of stock options (in shares)	410,845
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ 1,389	3,029		4,418
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(283,100)
Stock-based compensation expense			1,054	1,054
Net earnings (loss)		(94,013)		(94,013)
Dividends		(21,125)		(21,125)
Balance at ending at Jun. 30, 2024	$ 1,750,370	$ (65,278)	$ 15,784	$ 1,700,876
Balance at ending (in shares) at Jun. 30, 2024	201,481,707			201,481,707